Stockholders’ Equity (Details) - $ / shares		1 Months Ended	3 Months Ended	4 Months Ended
	Feb. 05, 2021	Aug. 26, 2020	Mar. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Shares subject to possible redemption			19,067,529
Stock splits, description	the Company effected a 1:1½ stock split of the Class B common stock and on February 16, 2021, the Company effected a 1:11/6 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 4,941,250 Founder Shares and there being an aggregate of 5,031,250 Founder Shares outstanding. The Sponsor agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (excluding the Private Placement Shares).	The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares of common stock after the Proposed Public Offering (excluding the Private Placement Shares).
Percentage of issued and outstanding			50.00%	50.00%
Class A common stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued			1,659,971
Percentage of issued and outstanding				20.00%
Class B common stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued			5,031,250	2,875,000
Aggregate shares		2,875,000		375,000
Stock splits, description	the Company effected a 1:1½ stock split of the Class B common stock and on February 16, 2021, the Company effected a 1:11/6 stock split of the Class B common stock, resulting in an aggregate of 5,031,250 shares of Class B common stock outstanding. Of the 5,031,250 shares of Class B common stock outstanding, up to 656,250 shares of Class B common stock were subject to forfeiture by the Sponsor to the Company for no consideration to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Founder Shares would represent 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the Private Placement Shares). The underwriter exercised its over-allotment option in full on February 19, 2021; thus, these 656,250 shares of Class B common stock are no longer subject to forfeiture. Holders of record of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of common stock entitling the holder to one vote except as required by law.
Percentage of issued and outstanding			20.00%	20.00%